Land, Buildings, Equipment and Software, Net - Internal Use Software (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, Equipment and Software [Line Items]
Internal use software additions	$ 125	$ 163	$ 164
Product software additions	107	108	70
Product software capitalized	577	545
Product software, net	344	256
Internal Use and Product Software, Useful Lives Minimum	3 years 0 months 0 days
Internal Use and Product Software, Useful Lives Maximum	10 years 0 months 0 days
Government services [Member]
Property, Plant, Equipment and Software [Line Items]
Product software capitalized	$ 200
Product [Member] | Government services [Member]
Property, Plant, Equipment and Software [Line Items]
Excess capitalized costs	5.00%
Amortization period years	7 years 0 months 0 days